Summary of Significant Accounting Policies (Details) - Schedule of Redeemable Common Stock - USD ($)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Gross Proceeds								$ 86,250,000
Less: fair value of public warrants								(5,879,729)
Less: common stock issuance costs								(4,736,093)
Accretion to redemption value	$ 1,143,847	$ (36,221)	$ 1,759,415	$ 374,169		$ 12,340,822	$ 2,867,041	13,409,184
Redeemable common stock	$ 48,592,196						48,592,196	$ 89,043,362
Redemptions of common stock							$ (43,318,207)